Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss (numerator) Basic loss per share, basic	$ (1,081,694)	$ (1,100,122)	$ (2,217,114)	$ (2,147,985)	$ (4,024,222)	$ (1,985,234)
Net loss (numerator) Effect of dilutive securities-common stock options and warrants
Net loss (numerator) Diluted loss per share, diluted	$ (1,081,694)	$ (1,100,122)	$ (2,217,114)	$ (2,147,985)	$ (4,024,222)	$ (1,985,234)
Shares (denominator) Basic loss per shares, basic	136,934,763	122,975,014	135,449,180	122,825,595	127,304,856	99,951,385
Shares (denominator) Effect of dilutive securities-common stock options and warrants
Shares (denominator) Diluted loss per shares, diluted	136,934,763	122,975,014	135,449,180	122,825,595	127,304,856	99,951,385
Per share amount Basic loss per share, basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)
Per share amount Effect of dilutive securities-common stock options and warrants
Per share amount Diluted loss per share, diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)